Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Initial Class
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
VIGBI-SUSTK-1125-102 1.9911409.102	November 1, 2025
Supplement to the
Fidelity® Variable Insurance Products
Investment Grade Bond II Portfolio
Investor Class
April 30, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Sean Corcoran (Co-Portfolio Manager) has managed the fund since 2025.
VIGBV-SUSTK-1125-102 1.9911414.102	November 1, 2025